Account Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,031,101	$ 7,277,740
Allowance for credit loss	(2,584,280)	(2,304,356)
Total accounts receivable, net	$ 4,446,821	$ 4,973,384